Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0001090012
Registrant Name	DEVON ENERGY CORP/DE
Registration File Number	333-294988
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES